Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
12.	PROPERTY, PLANT AND EQUIPMENT

The details of property, plant and equipment are as follows:

In thousands of USD	Construction in progress	Building	Land	Machinery	Electronic equipment	Leasehold improvements and property improvements	Containerized solution	GPU equipment	Others	Total
Cost:
At January 1, 2023	16,512	23,449	484	32,872	10,624	104,517	5,962	-	2,466	196,886
Additions	49,421	-	1,574	459	1,514	876	-	2,275	88	56,207
Construction in progress transferred in	(35,838)	3,915	-	15,476	909	12,424	3,086	-	28	-
Disposals	-	-	-	(69)	(36)	(9)	-	-	(50)	(164)
At December 31, 2023	30,095	27,364	2,058	48,738	13,011	117,808	9,048	2,275	2,532	252,929
Accumulated depreciation:
At January 1, 2023	-	(3,525)	-	(6,803)	(2,473)	(43,003)	(1,491)	-	(955)	(58,250)
Charge for the year	-	(1,106)	-	(6,678)	(1,922)	(27,978)	(1,402)	(72)	(741)	(39,899)
Disposals	-	-	-	19	18	3	-	-	40	80
At December 31, 2023	-	(4,631)	-	(13,462)	(4,377)	(70,978)	(2,893)	(72)	(1,656)	(98,069)
Net book value:
At December 31, 2023	30,095	22,733	2,058	35,276	8,634	46,830	6,155	2,203	876	154,860

Cost:
At January 1, 2024	30,095	27,364	2,058	48,738	13,011	117,808	9,048	2,275	2,532	252,929
Addition	118,253	642	-	230	8,135	16	175	10,009	12	137,472
Acquired through the business combinations (Note 5(b) and 5(c))	-	99	1,091	34	73	-	-	-	81	1,378
Construction in progress transferred in	(4,250)	667	-	948	1	2,518	-	-	116	-
Disposals	-	-	-	(15)	(239)	-	-	-	(252)	(506)
Exchange adjustments	-	(4)	(16)	(2)	(1)	-	-	-	(4)	(27)
At December 31, 2024	144,098	28,768	3,133	49,933	20,980	120,342	9,223	12,284	2,485	391,246
Accumulated depreciation:
At January 1, 2024	-	(4,631)	-	(13,462)	(4,377)	(70,978)	(2,893)	(72)	(1,656)	(98,069)
Charge for the year	-	(1,466)	-	(6,854)	(2,862)	(26,269)	(2,236)	(2,052)	(381)	(42,120)
Disposals	-	-	-	11	200	-	-	-	105	316
Exchange adjustments	-	2	-	-	1	-	-	-	1	4
At December 31, 2024	-	(6,095)	-	(20,305)	(7,038)	(97,247)	(5,129)	(2,124)	(1,931)	(139,869)
Net book value:
At December 31, 2024	144,098	22,673	3,133	29,628	13,942	23,095	4,094	10,160	554	251,377
In thousands of USD	Construction in progress	Building	Land	Machinery	Electronic equipment	Leasehold improvements and property improvements	Containerized solution	GPU equipment	Others	Total
Cost:
At January 1, 2025	144,098	28,768	3,133	49,933	20,980	120,342	9,223	12,284	2,485	391,246
Additions (1)	227,673	576	3,438	939	5,405	373	-	1,372	1,048	240,824
Construction in progress transferred in	(236,130)	38,292	-	74,117	5,490	80,063	37,455	-	713	-
Disposals	-	-	-	(557)	(592)	(2)	-	-	(15)	(1,166)
Exchange adjustments	146	13	49	4	3	-	-	-	10	225
At December 31, 2025	135,787	67,649	6,620	124,436	31,286	200,776	46,678	13,656	4,241	631,129
Accumulated depreciation:
At January 1, 2025	-	(6,095)	-	(20,305)	(7,038)	(97,247)	(5,129)	(2,124)	(1,931)	(139,869)
Charge for the year	-	(2,445)	-	(9,575)	(4,165)	(23,297)	(3,167)	(2,667)	(424)	(45,740)
Disposals	-		-	458	561	2	-	-	11	1,032
Exchange adjustments	-	(6)	-	(1)	(1)	-	-	-	(3)	(11)
At December 31, 2025	-	(8,546)	-	(29,423)	(10,643)	(120,542)	(8,296)	(4,791)	(2,347)	(184,588)
Impairment:
At January 1, 2025	-	-	-	-	-	-	-	-	-	-
Additions (2)	(4,744)	-	-	-	-	-	-	-	-	(4,744)
At December 31, 2025	(4,744)	-	-	-	-	-	-	-	-	(4,744)
Net book value:
At December 31, 2025	131,043	59,103	6,620	95,013	20,643	80,234	38,382	8,865	1,894	441,797

(1)	For the year ended December 31, 2025, the additions of construction in progress are inclusive of capitalized interest from borrowings, comprising convertible senior notes and borrowings from a related party, amounting to US$11.1 million and capitalized interest from lease liabilities amounting to US$0.2 million. Interest were capitalized at a capitalization rate of 11.7% per annum, which represents the weighted average of the borrowing costs applicable to the Group’s borrowings that were outstanding during the year. There was no interest capitalized for the years ended December 31, 2024 and 2023.

(2)	During the year ended December 31, 2025, the Group recognized an impairment loss of approximately US$4.7 million related to certain property, plant and equipment at its Massillon development site in Ohio. The impairment was triggered by a fire incident in November 2025 at the under-construction facility, which resulted in damage to certain buildings and related assets, with no mining equipment installed at the time. Following the incident, management assessed the recoverable amount of the affected assets and determined that their carrying amounts exceeded their recoverable amounts due to the physical damage sustained. The recoverable amount was determined based on fair value less costs of disposal, considering the extent of damage, expected restoration or replacement costs, and current market conditions.

Construction in progress primarily represents the construction of AI and mining datacenters.

The Group had entered into contractual commitments, which was not recognized in payables, for the acquisition of property, plant and equipment amounting to approximately US$41.7 million and US$44.9 million as of the years ended December 31, 2025 and 2024, respectively.